Note 10 - Property and Equipment - Components of Property, Plant and Equipment, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Statement Line Items [Line Items]
Beginning of the year	$ 18,167
Beginning of the year	(18,167)
End of the year	12,263	$ 18,167
Gross carrying amount [member]
Statement Line Items [Line Items]
Beginning of the year	40,462	38,601
Additions	1,034	3,608
Acquisition of a subsidiary (Note 3)	271	11
Disposals	(2,580)	(2,377)
Effect of movements in exchange rates	(310)	619
Adjustments to right-of-use assets	2,486
Beginning of the year	(40,462)	(38,601)
Disposals	2,580	2,377
End of the year	41,363	40,462
Accumulated depreciation, amortisation and impairment [member]
Statement Line Items [Line Items]
Beginning of the year	(22,295)	(12,543)
Disposals	2,554	164
Effect of movements in exchange rates	172	5
Beginning of the year	22,295	12,543
Depreciation	9,184	9,912
Disposals	(2,554)	(164)
End of the year	(29,097)	(22,295)
Office properties [member]
Statement Line Items [Line Items]
Beginning of the year	4,333
Beginning of the year	(4,333)
End of the year	4,171	4,333
Office properties [member] | Gross carrying amount [member]
Statement Line Items [Line Items]
Beginning of the year	8,250	7,967
Additions	0	1,135
Acquisition of a subsidiary (Note 3)	234	0
Disposals	(243)	(852)
Effect of movements in exchange rates	(13)	0
Adjustments to right-of-use assets	2,029
Beginning of the year	(8,250)	(7,967)
Disposals	243	852
End of the year	10,257	8,250
Office properties [member] | Accumulated depreciation, amortisation and impairment [member]
Statement Line Items [Line Items]
Beginning of the year	(3,917)	(1,766)
Disposals	243	71
Effect of movements in exchange rates	6	0
Beginning of the year	3,917	1,766
Depreciation	2,407	2,221
Disposals	(243)	(71)
End of the year	(6,086)	(3,917)
Furniture and fixture [member]
Statement Line Items [Line Items]
Beginning of the year	187
Beginning of the year	(187)
End of the year	111	187
Furniture and fixture [member] | Gross carrying amount [member]
Statement Line Items [Line Items]
Beginning of the year	773	878
Additions	13	198
Acquisition of a subsidiary (Note 3)	4	0
Disposals	(4)	(284)
Effect of movements in exchange rates	(4)	(19)
Adjustments to right-of-use assets	0
Beginning of the year	(773)	(878)
Disposals	4	284
End of the year	782	773
Furniture and fixture [member] | Accumulated depreciation, amortisation and impairment [member]
Statement Line Items [Line Items]
Beginning of the year	(586)	(464)
Disposals	2	12
Effect of movements in exchange rates	0	5
Beginning of the year	586	464
Depreciation	86	128
Disposals	(2)	(12)
End of the year	(670)	(586)
Equipments [member]
Statement Line Items [Line Items]
Beginning of the year	13,034
Beginning of the year	(13,034)
End of the year	7,649	13,034
Equipments [member] | Gross carrying amount [member]
Statement Line Items [Line Items]
Beginning of the year	29,705	28,008
Additions	1,020	2,259
Acquisition of a subsidiary (Note 3)	26	11
Disposals	(2,331)	(1,205)
Effect of movements in exchange rates	(273)	632
Adjustments to right-of-use assets	457
Beginning of the year	(29,705)	(28,008)
Disposals	2,331	1,205
End of the year	28,604	29,705
Equipments [member] | Accumulated depreciation, amortisation and impairment [member]
Statement Line Items [Line Items]
Beginning of the year	(16,670)	(9,446)
Disposals	2,309	77
Effect of movements in exchange rates	153	0
Beginning of the year	16,670	9,446
Depreciation	6,440	7,301
Disposals	(2,309)	(77)
End of the year	(20,955)	(16,670)
Leasehold improvements [member]
Statement Line Items [Line Items]
Beginning of the year	609
Beginning of the year	(609)
End of the year	331	609
Leasehold improvements [member] | Gross carrying amount [member]
Statement Line Items [Line Items]
Beginning of the year	1,733	1,747
Additions	2	17
Acquisition of a subsidiary (Note 3)	7	0
Disposals	(2)	(37)
Effect of movements in exchange rates	(21)	7
Adjustments to right-of-use assets	0
Beginning of the year	(1,733)	(1,747)
Disposals	2	37
End of the year	1,719	1,733
Leasehold improvements [member] | Accumulated depreciation, amortisation and impairment [member]
Statement Line Items [Line Items]
Beginning of the year	(1,124)	(869)
Disposals	0	5
Effect of movements in exchange rates	13	0
Beginning of the year	1,124	869
Depreciation	251	260
Disposals	0	(5)
End of the year	$ (1,388)	$ (1,124)